N-2 - $ / shares	Aug. 22, 2025	Jul. 29, 2025
Cover [Abstract]
Entity Central Index Key	0001070732
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Eaton Vance Senior Income Trust
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference		$ 25,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

This proxy statement is furnished in connection with the solicitation of proxies by the Board of Trustees of Eaton Vance Senior Income Trust. The proxies will be voted at the Annual Meeting of Shareholders of the Fund and at any adjournments or postponements thereof (the “Annual Meeting”). The Annual Meeting will be held on Wednesday, October 8, 2025 at 11:30 a.m. (Eastern Time) at the principal office of the Fund, One Post Office Square, Boston, Massachusetts 02109, as discussed further herein. The Annual Meeting will be held for the purposes set forth in the accompanying notice. This proxy statement and the enclosed proxy card(s) are first being sent or given to shareholders on or about August 22, 2025.

The Board of Trustees of the Fund (the “Board” or the “Board of Trustees”) has fixed the close of business on July 29, 2025 as the record date for the determination of the shareholders entitled to notice of and to vote at the Annual Meeting and any adjournments or postponements thereof. As of July 29, 2025, there were 18,170,289 common shares of beneficial interest, $0.01 par value per share (“Common Shares”), and 752 Auction Preferred Shares, $0.01 par value per share, liquidation preference $25,000 per share (“APS”), of the Fund outstanding. See “Proxy Solicitation, Tabulation and Voting Requirements” below for additional information. To the knowledge of the Fund, based on filings made on Schedules 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended (“Exchange Act”), one or more shareholders owns 5% or more of the Fund’s Common Shares and/or APS. Information relating to such shareholders can be found on Exhibit B. To the knowledge of the Fund, as of July 29, 2025: (i) no other shareholder owned 5% or more of the Fund’s outstanding Common Shares and/or APS, and (ii) the Trustees and executive officers of the Fund, individually and as a group, owned beneficially less than 1% of the outstanding Common Shares and/or APS of the Fund.

Shareholders as of the close of business on the record date of July 29, 2025 are entitled to attend and vote at the Annual Meeting. All properly executed proxies received prior to the Annual Meeting will be voted at the Annual Meeting. Each proxy will be voted in accordance with its instructions; if no instruction is given, an executed proxy will authorize the persons named on the proxy card enclosed as proxies, or any of them, to vote FOR the election of each Trustee. An executed proxy delivered to the Fund is revocable by the person giving it, prior to its exercise, by a signed writing filed with the Fund’s Secretary, by executing and delivering a later dated proxy, or by attending the Annual Meeting and voting the shares at the Annual Meeting. Merely attending the Annual Meeting will not revoke a previously executed proxy. If you hold Fund shares through an intermediary (such as a broker, bank, adviser or custodian), please consult with the intermediary regarding your ability to revoke voting instructions after they have been provided.

If you are a record holder of Fund shares and plan to attend the Annual Meeting, you must show a valid photo identification (such as a driver’s license) to gain admission to the Annual Meeting. Please call 1-800-262-1122 for information on how to obtain directions to be able to attend and vote at the Annual Meeting.

If you hold Fund shares through an intermediary and plan to attend and vote at the Annual Meeting, you will be required to show a valid photo identification and your authority to vote your shares (referred to as a “legal proxy”) to gain admission to the Annual Meeting. As described above, you must contact your intermediary to obtain a legal proxy for your shares.

PROPOSAL 1. ELECTION OF TRUSTEES

The Fund’s Agreement and Declaration of Trust provides that a majority of the Trustees shall fix the number of the entire Board and that such number shall be at least two and no greater than fifteen. The Board has fixed the number of Trustees at nine. Under the terms of the Fund’s Agreement and Declaration of Trust, the Board is divided into three classes, each class having a term of three years to expire on the date of the third Annual Meeting following its election.

Proxies will be voted for the election of the following nominees:
a.	three Class III Trustees, Alan C. Bowser, George J. Gorman, and Marcus L. Smith, to be elected by the holders of the Fund’s Common Shares and APS, voting together as a single class; and
b.	one Class III Trustee, Nancy Wiser Stefani, to be elected by the holders of the Fund's Auction Preferred Shares, voting separately as a single class

The Board of Trustees recommends that shareholders vote FOR the election of the Trustee nominees of the Fund.

Each nominee is currently serving as a Trustee of the Fund and has consented to continue to so serve. In the event that a nominee is unable to serve for any reason (which is not now expected) when the election occurs, the accompanying proxy will be voted for such other person or persons as the Board of Trustees may recommend. Election of Trustees is non-cumulative. Shareholders do not have appraisal rights in connection with the proposal in this proxy statement.

Each nominee shall be elected by the affirmative vote of a plurality of the shares of the Fund entitled to vote. Proxies cannot be voted for a greater number of persons than the number of nominees named. No nominee is a party adverse to the Fund or any of its affiliates in any material pending legal proceeding, nor does any nominee have an interest materially adverse to such Fund.

Under the terms of the Fund’s Amended and Restated By-Laws (the “By-Laws”), the holders of the Fund’s APS are entitled as a class, to the exclusion of the holders of the Fund’s Common Shares, to elect two Trustees of the Fund. Ms. Stefani has been nominated for election by holders of the Fund's APS at the Annual Meeting. The Fund’s By-Laws further provide for the election of the other nominees named above by the holders of the Fund’s Common Shares and APS, voting together as a single class.

Outstanding Security, Title [Text Block]		common shares
Outstanding Security, Held [Shares]		18,170,289